EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Raw materials and consumables	$ 148.1	$ 85.0
Salaries and employee benefits	102.1	59.6
Contractors	60.6	32.2
Repairs and maintenance	47.7	15.1
General and administrative	20.3	15.7
Operating leases	4.2	2.3
Royalties	3.5	2.9
Drilling and analytical	2.4	1.3
Other	5.2	2.5
Total production expenses	394.1	216.6
Less: Production expenses capitalized	(45.3)	(22.5)
Less: Change in inventories	(23.4)	4.2
Total operating expenses	$ 325.4	$ 198.3